COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Operating Leases
Year ending December 31,	RMB
2019	51,562,667
2020	48,609,754
2021	47,979,831
2022	41,862,755
2023	41,642,309
Thereafter	134,963,554
Total	366,620,870

Schedule of Long-term Purchase Commitment
Year ending December 31,	RMB
2019	2,059,078,674
2020	1,528,951,393
Thereafter	121,600,000
Total	3,709,630,067